Document And Entity Information	12 Months Ended
May. 31, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2015
Entity Registrant Name	PROTALEX INC
Entity Central Index Key	0001099215
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PRTX